Intangible Assets, Net - Schedule of Finite-Lived Intangible Assets, Future Amortization Expense (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Finite Lived Intangible Assets Future Amortization Expense Abstract
2025 (remainder)	$ 637
2026	996	$ 580
2027	921	640
2028	415	568
Thereafter	0	0
Total	$ 2,969	$ 1,802	$ 5,059